Going Concern (Details Narrative) (10-K) - USD ($)	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (1,019,331)	$ (880,525)	$ (860,110)